Investments (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Mar. 31, 2025
Investments [Abstract]
Impairment loss	$ 216,278	$ 174,066
Investments	$ 235,596	$ 451,874	$ 235,666